SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Year ended December 31, 2025
	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	60,000	$5.94
Granted	-	$-
Forfeited	(20,000)	$5.94
Exercised	(40,000)	$5.94

Outstanding at end of year	-	$-

Exercisable at end of year	-	$-

Vested and expected to vest	-	$-

Summary of Restricted Stock Unit Activity
	Year ended December 31, 2025
	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	3,047,441	$2.69
Granted	1,559,487	$6.64
Vested	(2,074,294)	$2.56
Forfeited	(189,442)	$3.47

Unvested at end of year	2,343,192	$5.4